Related Party Transactions (Details) shares in Thousands, $ in Thousands			3 Months Ended	9 Months Ended
	May 08, 2019 USD ($)	May 08, 2019 USD ($)	Jun. 30, 2020 USD ($)	Sep. 30, 2019 USD ($) vessel	Sep. 30, 2020	May 11, 2020 USD ($) shares	Jan. 01, 2018 Subsidiaries
Teekay Lng Marubeni Joint Venture [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage					52.00%
Teekay LNG
Related Party Transaction [Line Items]
Limited Partners' Capital Account, Units Issued | shares						10,750
Common Unit, Issuance Value						$ 122,600
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Additional Interest Issued to Parent			$ 116,600
Teekay LNG | Accumulated Deficit
Related Party Transaction [Line Items]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Additional Interest Issued to Parent			116,600
Teekay LNG | Non-controlling Interests
Related Party Transaction [Line Items]
Changes to non-controlling interest from equity contributions and other			107,600
Teekay LNG | AOCI Attributable to Parent [Member]
Related Party Transaction [Line Items]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Additional Interest Issued to Parent			$ 9,000
Teekay Offshore [Member]
Related Party Transaction [Line Items]
Due from Affiliate, Noncurrent	$ 25,000	$ 25,000
Proceeds from sale of Altera		100,000
Equity Method Investment, Other than Temporary Impairment				$ 64,900
Equity Method Investment, Realized Gain (Loss) on Disposal		$ 8,900
Teekay Offshore [Member] | Shuttle Tankers [Member]
Related Party Transaction [Line Items]
Number Of Vessels | vessel				2
Teekay Offshore [Member] | Fso
Related Party Transaction [Line Items]
Number Of Vessels | vessel				3
Teekay Offshore [Member] | Brookfield Business Partners L.P. [Member]
Related Party Transaction [Line Items]
Percentage of ownership acquired							100.00%
Number of Subsidiaries | Subsidiaries							7
General Partner [Member] | Teekay Offshore [Member]
Related Party Transaction [Line Items]
Limited Liability Company or Limited Partnership, Members or Limited Partners, Ownership Interest	49.00%